Business Combination and Acquisitions - Summary of Equity Consideration Paid to E2 Open Holdings Equity Holders (Details) $ / shares in Units, $ in Thousands	Feb. 28, 2021 USD ($) $ / shares shares
Business Combinations [Abstract]
Common shares subject to sales restriction | shares	43,300
Fair value per share | $ / shares	$ 10.98
Equity consideration paid to existing E2open Holdings ownership	$ 475,434
Less: Acceleration of Class A and Class B units post business combination expense	(13,885)
Equity consideration paid to existing E2open Holdings ownership, net	$ 461,549